Note 7. Subsequent Events	12 Months Ended	6 Months Ended
	Jul. 31, 2012	Jan. 31, 2013 Scenario, Actual [Member]
Subsequent Events [Text Block]

Note 7.  Subsequent Events

In September 2012, 116,665 shares were issued to a third party vendor for services. These shares were valued at $23,333.

On September 17, 2012, the Company sold 600,000 shares of common stock for $300,000.

On September 17, 2012, the Company exercised its right of first refusal to purchase two additional mineral properties, Walter (the “Walter Claim”) and Maria (the “Maria Claim”), from GEXPLO pursuant to the “Acquisition Agreement”.  In exchange for the Walter Claim and the Maria Claim, Rosa Habeila Feliz Ruiz transferred 13,181,460 of her shares of the Company’s common stock to the Vendor.

On October 12, 2012, the Company amended the Acquisition Agreement  (the “Amendment”) with GEXPLO and Rosa Habeila Feliz Ruiz. Pursuant to the Amendment, the Company would no longer have right of first refusal to purchase the Shalee and Daniel claims and instead would have right of first refusal to purchase the Henry, Francesca, Eliza, and Nathaniel claims.

On October 12, 2012, the Company exercised its right of first refusal to purchase four additional mineral properties, Henry (the “Henry Claim”), Francesca (the “Francesca Claim”), Eliza (the “Eliza Claim”) and Nathaniel (the “Nathaniel Claim”), from the Vendor pursuant to the Acquisition Agreement.  In exchange for the Claims, Rosa Habeila Feliz Ruiz transferred 12,644,943 of her shares of the Company’s common stock to the Vendor.

NOTE 6. – SUBSEQUENT EVENTS

On December 18, 2012, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with Deer Valley Management, LLC (the “Deer Valley”) whereby Deer Valley was to purchase up to $5,000,000 of the Company’s common stock, $0.00001 par value (the “Common Stock”). Due to Deer Valley’s inability to proceed with the Securities Purchase Agreement, the Company cancelled such agreement on February 27, 2013 and cancelled the Investment Agreement, and all the transactions contemplated thereby, on March 14, 2013.

On March 11, 2013 (the “Closing Date”), the Company entered into a common stock purchase agreement dated as of the Closing Date (the “Purchase Agreement”) with Hanover Holdings I, LLC, a New York limited liability company (“Hanover”). The Purchase Agreement provides that, upon the terms and subject to the conditions set forth therein, Hanover is committed to purchase up to $16,000,000 (the “Total Commitment”) worth of the Company’s Common Stock (the “Shares”), over the 36-month term of the Purchase Agreement.

On March 14, 2013, the Company issued 1,044,264 shares of the Company’s common stock to Hanover as a commitment fee equal pursuant to the Purchase Agreement.